NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Jun. 30, 2025
NON-CONTROLLING INTEREST
Schedule of non-controlling interest

Qinghai Found
Balance, July 1, 2023	$(110,137)
Share of net loss	(5,572)
Share of other comprehensive loss	(40,657)
Balance, June 30, 2024	$(156,366)
Share of net loss	(23,165)
Share of other comprehensive loss	(116,534)
Derecognition upon wind-up of a subsidiary	296,065
Balance, June 30, 2025	$—